UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 2003

Check here if Amendment [  ]; Amendment Number: _______________________

This Amendment (Check only one):      [ ]  is a restatement.
                                      [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             STRATEGIC POINT INVESTMENT ADVISORS, LLC
Address:          220 WEST EXCHANGE STREET, SUITE 300
                  PROVIDENCE, RHODE ISLAND 02903


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             FRED FRANKLIN
Title:            CHIEF OPERATING OFFICER
Phone:            (401) 273-1500

Signature, Place, and Date of Signing:

      /s/ Fred Franklin          Providence, Rhode Island      June 24, 2004
    ---------------------        ------------------------      -------------
         [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[XX] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          12 DATA RECORDS

Form 13F Information Table Value Total:          $148,159
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE.

                                                              Shares or
                                         CUSIP      VALUE     Principal                    Investment    Other          Voting
NAME OF ISSUER           TITLE OF CLASS  NUMBER    x($100)     Amount                      Discretion   Managers      Authority


                                                                        SH/PRN  PUT/ CALL                        SOLE   SHARED  NONE

iShares S&P 500/BARRA
 Value Index             Common Stock   464287408   17,278    312,270     SH                 SOLE               17,278

iShares S&P SmallCap
 600/BARRA Value         Common Stock   464287879   15,476    153,910     SH                 SOLE               15,476

iShares Lehman 1-3 Year
 Treasury Bond           Common Stock   464287457    2,956     35,845     SH                 SOLE                2,956

iShares GS $ InvestTop
 Corp Bond               Common Stock   464287242    3,408     30,825     SH                 SOLE                3,408

iShares Cohen & Steers
 Realty Majors           Common Stock   464287564   10,602     99,947     SH                 SOLE               10,602

Utilities Select
 Sector SPDR             Common Stock   81369Y886    8,932    382,865     SH                 SOLE                8,932

Nuveen Quality Preferred
 Income Fund II          Common Stock   67072C105   13,708    858,920     SH                 SOLE               13,708

BlackRock Municipal
 Target Term Trust Inc   Common Stock   09247M105    9,074    828,660     SH                 SOLE                9,074

Pimco High Income Fund   Common Stock   722014107   10,396    691,696     SH                 SOLE               10,396

iShares Lehman TIPS Bond Common Stock   464287176   16,124    158,525     SH                 SOLE               16,124

Nuveen Diversified
 Dividend & Income Fund  Common Stock   6706EP105   21,121  1,349,578     SH                 SOLE               21,121

Nuveen Preferred &
 Convertible Income Fund Common Stock   67073D102   19,084  1,307,090     SH                 SOLE               19,084